Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Summary of Impact to Income or Loss and Other Comprehensive Income
As at December 31, 2021 and 2020, the impact to income or loss and other comprehensive income is as follows:

	Finance loss		Other comprehensive
			income
	2021	2020	2021	2020
Derivative financial instruments measured at fair value through other comprehensive income:
Interest rate derivatives	-	(488)	-	488
	-	(488)	-	488

Summary of Maximum Exposure to Credit Risk

	December 31, 2021	December 31, 2020

Trade and other receivables	1,056,023	597,873

	1,056,023	597,873

Summary of Aging of Trade and Other Receivables
The aging of trade and other receivables at the reporting date was:

	Total	Impairment	Total	Impairment
	2021	2021	2020	2020

Not past due	772,077	462	447,517	224
Past due 1 – 30 days	178,641	2,732	104,491	1,211
Past due 31 – 60 days	63,634	8,195	26,601	3,439
Past due more than 60 days	68,988	15,928	30,792	6,654

	1,083,340	27,317	609,401	11,528

Summary of Movement in Allowance for Expected Credit Loss in Respect of Trade and Other Receivables

	2021	2020

Balance, beginning of year	11,528	6,692
Business combinations	9,561	4,473
Bad debt expenses	10,854	2,749
Amount written off and recoveries	(4,372)	(2,795)
Effect of movements in exchange rates	(254)	409

Balance, end of year	27,317	11,528

Summary of Contractual Maturities of Financial Liabilities Including Estimated Interest Payment
The following are the contractual maturities of the financial liabilities, including estimated interest payment:

	Carrying	Contractual	Less than	1 to 2	2 to 5	More than
	amount	cash flows	1 year	years	years	5 years

2021

Trade and other payables	861,362	861,362	861,362	-	-	-
Long-term debt	1,608,094	1,896,085	404,454	283,736	463,538	744,357
Other financial liability	8,674	8,674	1,561	7,056	57	-
	2,478,130	2,766,121	1,267,377	290,792	463,595	744,357

2020

Trade and other payables	468,238	468,238	468,238	-	-	-
Long-term debt	872,544	953,425	65,697	539,317	192,087	156,324
Other financial liability	19,793	11,017	4,016	2,395	1,607	2,999

	1,360,575	1,432,680	537,951	541,712	193,694	159,323

Summary of Financial Assets and Liabilities Exposure to Foreign Currency Risk
The Group’s financial assets and liabilities exposure to foreign currency risk related to Canadian entities was as follows based on notional amounts:

	2021	2020

Trade and other receivables	33,112	36,250
Trade and other payables	(2,401)	(2,162)
Long-term debt	(903,556)	(225,393)

Balance sheet exposure	(872,845)	(191,305)
Long-term debt designated as investment hedge	900,000	225,000

Net balance sheet exposure	27,155	33,695

Summary of Exchange Rates Applied
The Group estimates its annual net USD denominated cash flow from operating activities at approximately $620 million (2020 - $280 million). This cash flow is earned evenly throughout the year.
The following exchange rates applied during the year:

	December 31, 2021	December 31, 2020

Average USD for the year ended	1.2535	1.3415
Closing USD as at	1.2637	1.2725

Summary of Sensitivity Analysis
Sensitivity analysis
A
1-cent
increase in the U.S. dollar at the reporting date, assuming all other variables, in particular interest rates, remain constant, would have increased (decreased) equity and income or loss by the amounts shown below. The analysis is performed on the same basis for 2020.

	2021		2020

	1-cent	1-cent	1-cent	1-cent
	Increase	Decrease	Increase	Decrease

Balance sheet exposure	(6,907)	6,907	(1,503)	1,503
Long-term debt designated as investment hedge	7,122	(7,122)	1,768	(1,768)

Net balance sheet exposure	215	(215)	265	(265)

Summary of Carrying Amount of Interest-bearing Financial Instruments Excluding Effects of Interest Rate Derivatives
At December 31, 2021 and 2020, the interest rate profile of the Group’s carrying amount interest-bearing financial instruments excluding the effects of interest rate derivatives was:

	2021	2020

Fixed rate instruments	1,044,244	419,565

Variable rate instruments	563,850	452,979

	1,608,094	872,544

Summary of Amounts Increased (Decreased) Equity and Net Income or Net Loss due to 1% Change in Interest Rates
A 1% change in interest rates at the reporting date would have increased (decreased) equity and net income or net loss by the amounts shown below. This analysis assumes that all other variables, in particular foreign currency rates, remain constant. The analysis is performed on the same basis for 2020.

	2021		2020

	1% increase	1% decrease	1% increase	1% decrease

Interest on variable rate instrument	(4,156)	4,156	(3,311)	3,311

Summary of Debt-to-Equity and Debt-to-Capitalization Ratios
The Group monitors its long-term debt using the ratios below to maintain an appropriate debt level. The Group’s debt-to-equity
and
debt-to-capitalization
ratios are as follows:

	2021	2020

Long-term debt	1,608,094	872,544

Shareholders’ equity	2,220,311	1,788,612

Debt-to-equity ratio	0.72	0.49

Debt-to-capitalization ratio 1	0.42	0.33
1
Long-term debt divided by the sum of shareholders’ equity and long-term debt.

Summary of Fair Values of Financial Assets and Liabilities, Together with Carrying Amounts Shown in Statements of Financial Position
The fair values of financial assets and liabilities, together with the carrying amounts shown in the statements of financial position, are as follows:

	December 31, 2021		December 31, 2020

	Carrying	Fair	Carrying	Fair

	Amount	Value	Amount	Value

Financial assets

Assets carried at fair value

Investment in equity securities	31,391	31,391	9,727	9,727

Assets carried at amortized cost

Trade and other receivables	1,056,023	1,056,023	597,873	597,873

	1,087,414	1,087,414	607,600	607,600

Financial liabilities

Liabilities carried at fair value

Other financial liability	18,599	18,599	26,730	26,730

Liabilities carried at amortized cost

Trade and other payables	861,362	861,362	468,238	468,238

Long-term debt	1,608,094	1,378,813	872,544	876,829

	2,488,055	2,258,774	1,367,512	1,371,797

Schedule of Interest Rates Used to Discount Estimated Cash Flows
The interest rates used to discount estimated cash flows, when applicable, are based on the government yield curve at December 31 plus an adequate credit spread, and were as follows:

	2021	2020

Long-term debt	2.1%	2.5%